UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Paul F. Leone, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – March 31, 2014

Item 1. Reports to Stockholders.

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

Dear Shareholders:

CornerCap Investment Counsel recently celebrated our 25th year in business, following our departure from RJR Nabisco in March 1989. Over that period, we have grown the firm through reputation, returns and retention of clients.

A little bit of history … With modest assets under management, in September 1992 we decided to enter the mutual fund business. Managing, administering and serving mutual funds are exceptionally expensive. We also decided to only manage pure no-load funds. In other words, there would be no monies coming from fund shareholders to compensate anyone selling our funds, i.e. growth would be slow. We knew that CornerCap would be absorbing most of the mutual fund expenses for a number of years, and we did.

To finish the firm-fund-bio, to save costs we found and “acquired” one of the worst performing funds in the marketplace, the Sunshine Growth Trust (SGT) in California. The SGT evolved to become our CornerCap Small Cap Value fund. Since September 1992, this previously failed fund has realized a 10.13% before tax annualized return after all costs. It is interesting that of the 1,166 small cap value/blend mutual funds that are currently in the Morningstar Universe, we are one of only 45 funds with investment results over this 21.5 year period. Please see page 5 for the complete standardized performance.

As noted earlier, we grow by reputation and returns. Over the last fiscal year, the assets in our three mutual funds grew 47%, from $64 million to $94 million. Our investment advisory firm has over $900 million in client assets. We appreciate you and our other loyal clients for helping to make that happen.

And the results were … Over that last fiscal year, all three of our mutual funds have realized much higher than normal absolute returns and have also outpaced their benchmarks. Our two all-equity funds, the Large/Mid Value and the Small Cap Value, have returned 28.42% and 33.09% while their benchmark returns were 21.86% for the S&P 500® Index and 22.65% for the Russell 2000® Value Index, respectively. Our more conservative Balanced fund realized a return of 16.76% versus 12.70% for the Combined 60% S&P 500® Index/40% Barclays Capital U.S. Government/Corporate Bond Index benchmark.

As noted above, this fiscal year reflected a significant outperformance of each funds’ benchmark return. The market is on a five year rebound following the extreme 2007-2009 market crash. However even as the market was recovering during the initial years, investors were fearfully tiptoeing through an imagined minefield. The biggest stock winners ignored valuations and simply reflected safety: Higher yield, low beta* (more market-like), low volatility and mega-cap stocks. However, earnings and cash flows did not support these investor preferences and the market has reversed – safety materially underperformed during this fiscal year.

We are confident that valuation wins over time. Everyone knows that price is important whether you’re in the stock market or the supermarket. The confusion comes with the opportunity for sellers to create much more excitement and fear with stocks than with groceries. Our disciplined, valuation-focused research has created average annual returns over the last five years of 21.98% for the Large/Mid Cap, 27.29% for the Small Cap, and 14.74% for the Balanced funds, all exceeding their benchmarks. Please see pages 3, 5 and 7 for complete standardized performance.

Annual Report | March 31, 2014	1

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

And the problem was … For our taxable shareholders, the unfortunate byproduct of exceptional returns is higher taxes. For those who have read the most recent commentary on our website, 2013 represented “The Perfect Storm” for taxes. And, the conditions still exist for the continuation of that storm. For higher income taxpayers, in 2013 we had:

•	High investment returns
•	The long term capital gains tax rate went up almost 60%, from 15% to 23.8%
•	The elimination of some tax deductions
•	Most tax loss carry forwards from the 2007-2009 market crash have been depleted

At CornerCap, while we put investments first, we pay close attention to taxes. If we have a large gain in a security that needs to be trimmed or eliminated, we check the long term capital gain threshold (one year) and make a calculated decision about selling now or delaying the sale until it becomes long term. Throughout the taxable year we review holdings for any significant tax harvesting opportunities, potentially buying more of the underweighted holding and then selling the lots with tax losses after the wash sell rule is achieved (30 days). And of course, we only sell a holding when the fundamentals do not support retention or when the security’s weighting exceeds the fund’s portfolio management guidelines. We pay attention to taxes but eventually taxes have to be paid.

Thank you for being a shareholder in our CornerCap Group of Funds and please let us know if we can be of service to any of your family or friends.

CornerCap Investment Counsel

May 31, 2014

*Beta	– A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

The Letter to Shareholders seeks to describe some of CornerCap Investment Counsel’s current opinions and views of the financial markets. Although CornerCap Investment Counsel believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Diversification does not eliminate the risk of experiencing investment loss.

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

CORNERCAP BALANCED FUND

Investment Performance through March 31, 2014 (In Thousands)

Total Return

for the period ended March 31, 2014

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Balanced Fund(a)	16.76%	14.74%	5.96%	5.97%	1.32%	1.12%
Combined 60% S&P 500® Index/40% Barclays Capital U.S. Government/ Corporate Bond Index(d)	12.70%	14.36%	6.30%	6.53%
S&P 500® Index(e)	21.86%	21.16%	7.42%	6.75%
Barclays Capital U.S. Government/Corporate Bond Index(f)	(0.13%)	4.18%	3.94%	5.32%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

Annual Report | March 31, 2014	3

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Balanced Fund began operations May 24, 1997.
(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Balanced Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Balanced Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.10%. To the extent the Balanced Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)	Effective August 17, 2006, the Balanced Fund has elected to use the comparative index 60% S&P 500® Index and 40% Barclays Capital U.S. Government/Corporate Bond Index.
(e)

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(f)

The Barclays Capital U.S. Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation as a Percentage of Total Investments at March 31, 2014*

*	These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through March 31, 2014 (In Thousands)

Total Return

for the period ended March 31, 2014

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Expense Ratio(c)
CornerCap Small-Cap Value Fund(a)	33.09%	27.29%	7.82%	10.13%	1.51%	1.31%
Russell 2000® Value Index(d)	22.65%	23.33%	8.07%	11.69%
Russell 2000® Index(e)	24.90%	24.31%	8.53%	10.24%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

Annual Report | March 31, 2014	5

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Small-Cap Value Fund began operations on September 30, 1992.
(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has entered into a contractual agreement with the Small-Cap Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Small-Cap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.30%. To the extent the Small-Cap Value Fund incurs excluded expenses, the expense ratio will increase. The current contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)

The Russell 2000® Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(e)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation

as a Percentage of Total Investments at March 31, 2014*

*	These allocations may not reflect the current or future position of the portfolio.

6	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

CORNERCAP LARGE/MID-CAP VALUE FUND

Investment Performance through March 31, 2014 (In Thousands)

Total Return

for the period ended March 31, 2014

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Large/Mid-Cap Value Fund(a)	28.42%	21.98%	6.34%	2.80%	1.51%	1.21%
S&P 500® Index(d)	21.86	21.16%	7.42%	3.98%
Russell 1000® Value Index(e)	21.57%	21.75%	7.58%	6.77%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distribution, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund maintains the same

Annual Report | March 31, 2014	7

Manager’s Report to Shareholders (Unaudited)
March 31, 2014

investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which was a private, unregistered fund managed by CornerCap Investment Counsel, Inc. (the “Adviser”) that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)

The Adviser has entered into a contractual agreement with the Large/Mid-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Large/Mid- Cap Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.20%. To the extent the Large/Mid- Cap Value Fund incurs excluded expenses, the expense ratio will increase. The contractual agreement cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

(d)

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(e)

The Russell 1000® Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Sector Allocation

as a Percentage of Total Investments at March 31, 2014*

*	These allocations may not reflect the current or future position of the portfolio.

8	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: transaction costs, such as wire fees, redemption fees, and low balance fees, and ongoing costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2013 through March 31, 2014.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as wire fees, redemption fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 10/01/2013	Ending Account Value 3/31/2014	Expense Paid During Period(a)
CornerCap Balanced Fund
Actual Fund Return	$1,000.00	$1,100.20	$5.76
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.45	$5.54
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000.00	$1,122.60	$6.88
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.45	$6.54
CornerCap Large/Mid-Cap Value Fund
Actual Fund Return	$1,000.00	$1,151.90	$6.44
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.95	$6.04

Annual Report | March 31, 2014	9

Fund Expenses (Unaudited)

(a)

These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.10% for Balanced Fund; 1.30% for Small-Cap Value Fund and 1.20% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

10	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Shares	Fair Value

COMMON STOCKS (61.5%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	3,050	$332,206

Agriculture (1.2%)
Altria Group, Inc.	7,770	290,831

Auto Manufacturers (1.2%)
General Motors Co.	8,290	285,342

Banks (10.5%)
The Bank of New York Mellon Corp.	8,155	287,790
BB&T Corp.	8,120	326,180
Capital One Financial Corp.	4,580	353,393
Citigroup, Inc.	5,920	281,792
The Goldman Sachs Group, Inc.	1,755	287,557
JPMorgan Chase & Co.	5,110	310,228
The PNC Financial Services Group, Inc.	3,495	304,065
Wells Fargo & Co.	6,585	327,538

		2,478,543

Chemicals (1.3%)
Eastman Chemical Co.	3,530	304,321

Commercial Services (1.3%)
The Western Union Co.	18,180	297,425

Computers (3.9%)
EMC Corp.	10,670	292,465
Hewlett-Packard Co.	10,160	328,777
Western Digital Corp.	3,155	289,692

		910,934

Electric (1.2%)
Pinnacle West Capital Corp.	5,335	291,611

Electrical Components & Equipment (2.6%)
Emerson Electric Co.	4,360	291,248
Energizer Holdings, Inc.	3,060	308,264

		599,512

Food (2.6%)
ConAgra Foods, Inc.	9,990	309,990
The Kroger Co.	6,990	305,113

		615,103

Healthcare Products (1.2%)
Medtronic, Inc.	4,550	280,007

Annual Report | March 31, 2014	11

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Shares	Fair Value

Healthcare Services (2.6%)
Laboratory Corp. of America Holdings(a)	2,955	$290,211
UnitedHealth Group, Inc.	3,860	316,481

		606,692

Insurance (5.0%)
The Allstate Corp.	4,945	279,788
Everest Re Group Ltd.	1,870	286,203
Lincoln National Corp.	6,080	308,074
Reinsurance Group of America, Inc.	3,675	292,640

		1,166,705

Machinery-Diversified (1.2%)
Deere & Co.	3,220	292,376

Media (1.2%)
DIRECTV(a)	3,645	278,551

Miscellaneous Manufacturing (1.2%)
Dover Corp.	3,565	291,439

Oil & Gas (5.0%)
ConocoPhillips	4,415	310,595
Devon Energy Corp.	4,405	294,827
Ensco PLC, Class A	5,405	285,276
Occidental Petroleum Corp.	3,055	291,111

		1,181,809

Oil & Gas Services (1.3%)
National Oilwell Varco, Inc.	3,915	304,861

Packaging & Containers (1.2%)
Rock-Tenn Co., Class A	2,750	290,318

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,905	312,020

Retail (5.0%)
Bed Bath & Beyond, Inc.(a)	4,195	288,616
Coach, Inc.	5,995	297,712
Kohl’s Corp.	5,355	304,164
Nordstrom, Inc.	4,405	275,092

		1,165,584

Semiconductors (1.3%)
Intel Corp.	11,800	304,558

Software (2.7%)
Microsoft Corp.	7,445	305,171

12	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Shares	Fair Value
Software (2.7%) (continued)
Oracle Corp.	8,220	$336,280

		641,451

Telecommunications (2.7%)
AT&T, Inc.	9,010	315,981
CenturyLink, Inc.	9,450	310,338

		626,319

Transportation (1.4%)
Union Pacific Corp.	1,735	325,590

TOTAL COMMON STOCKS (COST $11,614,369)		14,474,108

EXCHANGE TRADED FUNDS (3.7%)
Guggenheim BulletShares® 2014 High Yield Corporate Bond ETF	16,300	432,863
Guggenheim BulletShares® 2015 High Yield Corporate Bond ETF	16,470	445,184

TOTAL EXCHANGE TRADED FUNDS (COST $879,509)		878,047

OPEN-END FUNDS (1.8%)
Performance Trust Strategic Bond Fund	18,485	416,651

TOTAL OPEN-END FUNDS (COST $412,855)		416,651

CLOSED-END FUNDS (3.0%)
Nuveen Mortgage Opportunity Term Fund	29,634	695,510

TOTAL CLOSED-END FUNDS (COST $767,495)		695,510

	Principal Amount	Fair Value
CORPORATE BONDS (23.8%)
Agriculture (1.0%)
Reynolds American, Inc., 6.750%, 06/15/2017	$200,000	230,620

Auto Manufacturers (1.5%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	359,499

Annual Report | March 31, 2014	13

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Principal Amount	Fair Value
Banks (1.9%)
Citigroup, Inc., 5.000%, 09/15/2014	$150,000	$152,907
The Goldman Sachs Group, Inc., 4.000%, 03/18/2029(b)	300,000	295,651

		448,558

Chemicals (1.9%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	297,338
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	154,499

		451,837

Cosmetics & Personal Care (1.6%)
The Estee Lauder Co., Inc., 5.550%, 05/15/2017	150,000	168,070
The Procter & Gamble Co., 4.950%, 08/15/2014	200,000	203,385

		371,455

Diversified Financial Services (2.2%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	270,949
General Electric Capital Corp., 4.750%, 09/15/2014	240,000	244,789

		515,738

Food (0.9%)
Safeway, Inc., 3.950%, 08/15/2020	200,000	202,523

Healthcare Services (1.2%)
Humana, Inc., 6.300%, 08/01/2018	250,000	289,007

Home Furnishings (0.7%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	167,012

Insurance (3.1%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	150,233
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	175,549

14	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Principal Amount	Fair Value
Insurance (3.1%) (continued)
W.R. Berkley Corp.,
5.600%, 05/15/2015	$150,000	$157,166
5.375%, 09/15/2020	230,000	252,961

		735,909

Lodging (1.2%)
Starwood Hotels & Resorts Worldwide, Inc.,
7.375%, 11/15/2015	250,000	273,764

Media (1.2%)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc,
5.000%, 03/01/2021	255,000	274,199

Metal Fabricate & Hardware (1.1%)
The Timken Co.,
6.000%, 09/15/2014	250,000	255,544

Oil & Gas (0.7%)
Statoil ASA,
6.700%, 01/15/2018	150,000	176,952

Retail (3.6%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	161,234
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	206,000
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	309,375
Foot Locker, Inc.,
8.500%, 01/15/2022	135,000	160,650

		837,259

TOTAL CORPORATE BONDS (COST $5,449,365)		5,589,876

MUNICIPAL BONDS (2.0%)
Kansas (0.6%)
Johnson County KS, Build America General
Obligation Bonds, Unified School District No.
232, 4.950%, 09/01/2019	150,000	154,545

North Dakota (0.7%)
Grand Forks ND, Build America Revenue Bonds,
Series A, 4.500%, 09/01/2019	150,000	163,296

Annual Report | March 31, 2014	15

Schedule of Investments
CornerCap Balanced Fund	March 31, 2014

	Principal Amount	Fair Value
Texas (0.7%)
County of Galveston TX, Build America General
Obligation Bonds, Series B, 4.200%,
02/01/2017	$150,000	$160,179

TOTAL MUNICIPAL BONDS (COST $453,451)		478,020

CERTIFICATES OF DEPOSIT (1.0%)
Goldman Sachs Bank USA, Medium-Term
Certificate of Deposit, 0.800%, 08/06/2015	250,000	250,266

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		250,266

	Shares	Fair Value
SHORT TERM INVESTMENTS (2.9%)
Federated Treasury Obligation Money Market
Fund, 7 Day Yield 0.010%	674,259	674,259

TOTAL SHORT TERM INVESTMENTS (COST $674,259)		674,259

TOTAL INVESTMENTS (COST $20,501,303)	99.7%	23,456,737

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.3%	63,765

NET ASSETS	100.0%	$23,520,502

(a)	Non-Income Producing Security.
(b)	Represents a step bond. Rate disclosed is as of March 31, 2014.

Common Abbreviations:

ADR - American Depositary Receipt.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes to the financial statements are an integral part of these financial statements.

16	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

COMMON STOCKS (95.8%)
Aerospace & Defense (1.7%)
AAR Corp.	12,240	$317,628
Kaman Corp.	9,035	367,544
National Presto Industries, Inc.	4,270	333,231

		1,018,403

Agriculture (0.6%)
The Andersons, Inc.	6,415	380,025

Apparel (0.6%)
Steven Madden Ltd.(a)	10,060	361,959

Auto Parts & Equipment (2.2%)
Cooper Tire & Rubber Co.	14,270	346,761
Standard Motor Products, Inc.	10,750	384,528
Strattec Security Corp.	7,715	557,254

		1,288,543

Banks (17.6%)
Arrow Financial Corp.	13,805	365,004
Bank of Kentucky Financial Corp.	11,520	432,461
Community Trust Bancorp, Inc.	6,760	280,405
Enterprise Financial Services Corp.	17,685	354,938
Financial Institutions, Inc.	15,535	357,616
First Business Financial Services, Inc.	9,130	430,753
First Community Bancshares, Inc.	22,725	371,781
First Interstate Bancsystem, Inc.	11,520	325,094
First Merchants Corp.	19,010	411,376
FirstMerit Corp.	16,530	344,320
German American Bancorp, Inc.	13,350	385,681
Great Southern Bancorp, Inc.	12,220	366,967
Horizon Bancorp	14,725	328,073
Lakeland Bancorp, Inc.	30,935	348,019
Lakeland Financial Corp.	8,685	349,311
MainSource Financial Group, Inc.	23,020	393,642
Merchants Bancshares, Inc.	10,035	327,241
Monarch Financial Holdings, Inc.	23,195	284,371
NBT Bancorp, Inc.	11,820	289,117
Old National Bancorp	24,235	361,344
Peoples Bancorp, Inc.	15,185	375,525
PrivateBancorp, Inc.	15,095	460,548
S&T Bancorp, Inc.	14,120	334,644
S.Y. Bancorp, Inc.	10,325	326,683
Southside Bancshares, Inc.	11,760	369,029
Tompkins Financial Corp.	7,405	362,549
Trico Bancshares	15,360	398,285
Walker & Dunlop, Inc.(a)	26,625	435,319

Annual Report | March 31, 2014	17

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Banks (17.6%) (continued)
WesBanco, Inc.	10,540	$335,488

		10,505,584

Building Materials (0.5%)
Universal Forest Products, Inc.	5,905	326,783

Chemicals (2.0%)
A. Schulman, Inc.	10,055	364,594
Aceto Corp.	21,575	433,442
OMNOVA Solutions, Inc.(a)	37,035	384,423

		1,182,459

Commercial Services (8.3%)
ABM Industries, Inc.	12,085	347,323
American Public Education, Inc.(a)	7,915	277,658
The Brink’s Co.	11,685	333,607
FTI Consulting, Inc.(a)	11,740	391,412
Global Cash Access Holdings, Inc.(a)	44,245	303,521
ICF International, Inc.(a)	7,780	309,722
Korn/Ferry International(a)	16,715	497,605
Matthews International Corp., Class A	8,910	363,617
Medifast, Inc.(a)	9,850	286,536
Navigant Consulting, Inc.(a)	21,545	402,030
The Providence Service Corp.(a)	11,815	334,128
RPX Corp.(a)	22,245	362,149
Steiner Leisure Ltd.(a)	7,570	350,112
TrueBlue, Inc.(a)	12,910	377,747

		4,937,167

Computers (2.4%)
Datalink Corp.(a)	26,185	364,757
Insight Enterprises, Inc.(a)	16,715	419,714
Mentor Graphics Corp.	15,990	352,100
Sykes Enterprises, Inc.(a)	16,265	323,185

		1,459,756

Diversified Financial Services (2.8%)
Gain Capital Holdings, Inc.	26,825	289,978
Higher One Holdings, Inc.(a)	42,420	306,697
Investment Technology Group, Inc.(a)	20,290	409,858
Regional Management Corp.(a)	14,490	357,323
Walter Investment Management Corp.(a)	11,130	332,008

		1,695,864

Electric (2.4%)
Avista Corp.	13,090	401,208
El Paso Electric Co.	8,045	287,448
The Empire District Electric Co.	14,575	354,464
UIL Holdings Corp.	10,195	375,278

		1,418,398

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Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Electronics (1.6%)
Plexus Corp.(a)	8,985	$360,029
Sanmina Corp.(a)	17,825	311,046
Stoneridge, Inc.(a)	27,130	304,670

		975,745

Energy-Alternate Sources (0.7%)
FutureFuel Corp.	19,480	395,444

Engineering & Construction (1.1%)
AECOM Technology Corp.(a)	11,415	367,220
MYR Group, Inc.(a)	12,590	318,779

		685,999

Environmental Control (0.6%)
Darling International, Inc.(a)	17,145	343,243

Food (1.9%)
Cal-Maine Foods, Inc.	6,490	407,442
Ingles Markets, Inc., Class A	14,755	351,464
Spartan Stores, Inc.	15,462	358,873

		1,117,779

Forest Products & Paper (1.9%)
Neenah Paper, Inc.	8,285	428,500
Orchids Paper Products Co.	12,780	391,068
Schweitzer-Mauduit International, Inc.	8,055	343,063

		1,162,631

Gas (0.6%)
Southwest Gas Corp.	6,650	355,443

Healthcare Products (0.6%)
Hanger, Inc.(a)	10,395	350,104

Healthcare Services (3.1%)
Amsurg Corp.(a)	7,970	375,228
The Ensign Group, Inc.	8,550	373,122
LHC Group, Inc.(a)	14,140	311,928
Magellan Health Services, Inc.(a)	5,650	335,327
Select Medical Holdings Corp.	36,790	458,036

		1,853,641

Home Builders (0.5%)
Meritage Homes Corp.(a)	7,610	318,707

Home Furnishings (1.2%)
Daktronics, Inc.	25,265	363,563
VOXX International Corp.(a)	25,300	346,104

		709,667

Annual Report | March 31, 2014	19

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Household Products (0.6%)
Ennis, Inc.	21,450	$355,426

Housewares (0.6%)
Lifetime Brands, Inc.	19,665	351,217

Insurance (7.4%)
AmTrust Financial Services, Inc.	9,640	362,560
Crawford & Co., Class B	42,055	458,820
EMC Insurance Group, Inc.	9,775	347,306
Greenlight Capital Re Ltd., Class A(a)	10,295	337,676
Horace Mann Educators Corp.	10,540	305,660
Maiden Holdings Ltd.	30,475	380,328
Montpelier Re Holdings Ltd.	10,830	322,301
Primerica, Inc.	6,930	326,472
Protective Life Corp.	6,045	317,907
Selective Insurance Group, Inc.	15,585	363,442
Symetra Financial Corp.	16,960	336,147
United Insurance Holdings Corp.	37,065	541,520

		4,400,139

Internet (1.7%)
Conversant, Inc.(a)	12,350	347,653
Dice Holdings, Inc.(a)	39,705	296,199
ePlus, Inc.(a)	6,270	349,615

		993,467

Iron & Steel (0.6%)
Shiloh Industries, Inc.(a)	19,425	344,599

Lodging (1.2%)
The Marcus Corp.	22,775	380,343
Monarch Casino & Resort, Inc.(a)	18,840	349,105

		729,448

Machinery-Diversified (0.6%)
Kadant, Inc.	9,340	340,630

Media (1.8%)
Courier Corp.	19,220	295,988
Journal Communications, Inc., Class A(a)	40,355	357,545
Starz, Class A(a)	13,125	423,675

		1,077,208

Metal Fabricate & Hardware (1.2%)
LB Foster Co., Class A	7,720	361,682
Worthington Industries, Inc.	8,935	341,764

		703,446

Miscellaneous Manufacturing (3.7%)
Chase Corp.	11,700	368,901

20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Miscellaneous Manufacturing (3.7%) (continued)
Federal Signal Corp.	24,100	$359,090
Koppers Holdings, Inc.	7,780	320,769
Myers Industries, Inc.	16,890	336,449
Park-Ohio Holdings Corp.(a)	8,680	487,382
Standex International Corp.	5,905	316,390

		2,188,981

Office Furnishings (0.6%)
HNI Corp.	10,235	374,192

Oil & Gas (2.0%)
Panhandle Oil and Gas, Inc., Class A	8,875	387,039
Stone Energy Corp.(a)	11,240	471,743
Unit Corp.(a)	5,580	364,820

		1,223,602

Oil & Gas Services (1.2%)
Newpark Resources, Inc.(a)	30,120	344,874
Tesco Corp.(a)	20,570	380,545

		725,419

Packaging & Containers (1.1%)
Silgan Holdings, Inc.	7,115	352,335
UFP Technologies, Inc.(a)	13,640	332,270

		684,605

Pharmaceuticals (2.4%)
Nature’s Sunshine Products, Inc.	19,805	272,913
Nutraceutical International Corp.(a)	13,885	360,871
Omega Protein Corp.(a)	33,855	408,630
PharMerica Corp.(a)	13,490	377,450

		1,419,864

Retail (3.8%)
Big 5 Sporting Goods Corp.	20,755	333,118
The Cato Corp., Class A	11,085	299,738
Destination Maternity Corp.	11,100	304,140
Einstein Noah Restaurant Group, Inc.	22,645	372,737
Express, Inc.(a)	19,385	307,834
The Finish Line, Inc., Class A	10,490	284,174
Genesco, Inc.(a)	4,665	347,869

		2,249,610

Savings & Loans (2.1%)
Berkshire Hills Bancorp, Inc.	11,250	291,150
Dime Community Bancshares, Inc.	15,570	264,378
First Defiance Financial Corp.	12,015	325,847
WSFS Financial Corp.	5,165	368,936

		1,250,311

Annual Report | March 31, 2014	21

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Semiconductors (0.6%)
Ultra Clean Holdings, Inc.(a)	28,540	$375,301

Software (1.1%)
CSG Systems International, Inc.	13,050	339,822
PDF Solutions, Inc.(a)	18,635	338,598

		678,420

Telecommunications (2.4%)
Black Box Corp.	15,480	376,783
Comverse, Inc.(a)	9,865	341,132
Ixia(a)	27,875	348,437
NETGEAR, Inc.(a)	10,870	366,645

		1,432,997

Textiles (1.1%)
Culp, Inc.	16,215	320,084
UniFirst Corp.	3,175	349,060

		669,144

Transportation (1.8%)
Arkansas Best Corp.	10,615	392,224
Matson, Inc.	11,925	294,428
Universal Truckload Services, Inc.	13,790	398,531

		1,085,183

Wholesale Distributors (1.3%)
ScanSource, Inc.(a)	9,585	390,780
United Stationers, Inc.	8,885	364,907

		755,687

TOTAL COMMON STOCKS (COST $48,806,420)		57,252,240

SHORT TERM INVESTMENTS (4.1%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	2,455,311	2,455,311

TOTAL SHORT TERM INVESTMENTS (COST $2,455,311)		2,455,311

TOTAL INVESTMENTS (COST $51,261,731)	99.9%	59,707,551

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	52,193

NET ASSETS	100.0%	$59,759,744

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes to the financial statements are an integral part of these financial statements.

22	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2014

	Shares	Fair Value

COMMON STOCKS (98.8%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	1,875	$204,225

Agriculture (2.0%)
Altria Group, Inc.	5,795	216,907

Auto Manufacturers (1.9%)
General Motors Co.	6,095	209,790

Banks (16.1%)
The Bank of New York Mellon Corp.	6,485	228,856
BB&T Corp.	5,815	233,588
Capital One Financial Corp.	2,760	212,962
Citigroup, Inc.	4,360	207,536
The Goldman Sachs Group, Inc.	1,210	198,258
JPMorgan Chase & Co.	3,660	222,199
The PNC Financial Services Group, Inc.	2,570	223,590
Wells Fargo & Co.	4,460	221,840

		1,748,829

Chemicals (2.3%)
Eastman Chemical Co.	2,890	249,147

Commercial Services (2.1%)
The Western Union Co.	14,020	229,367

Computers (6.4%)
EMC Corp.	8,465	232,026
Hewlett-Packard Co.	7,415	239,949
Western Digital Corp.	2,433	223,398

		695,373

Electric (2.2%)
Pinnacle West Capital Corp.	4,405	240,777

Electrical Components & Equipment (4.0%)
Emerson Electric Co.	3,200	213,760
Energizer Holdings, Inc.	2,240	225,658

		439,418

Food (4.0%)
ConAgra Foods, Inc.	7,180	222,796
The Kroger Co.	4,885	213,230

		436,026

Healthcare Products (2.2%)
Medtronic, Inc.	3,850	236,929

Annual Report | March 31, 2014	23

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2014

	Shares	Fair Value

Healthcare Services (4.5%)
Laboratory Corp. of America Holdings(a)	2,515	$246,998
UnitedHealth Group, Inc.	2,880	236,131

		483,129

Insurance (8.3%)
The Allstate Corp.	4,220	238,768
Everest Re Group Ltd.	1,410	215,800
Lincoln National Corp.	4,440	224,975
Reinsurance Group of America, Inc.	2,810	223,760

		903,303

Machinery-Diversified (2.1%)
Deere & Co.	2,500	227,000

Media (1.9%)
DIRECTV(a)	2,680	204,806

Miscellaneous Manufacturing (1.7%)
Dover Corp.	2,270	185,573

Oil & Gas (8.5%)
ConocoPhillips	3,455	243,059
Devon Energy Corp.	3,755	251,322
Ensco PLC, Class A	4,290	226,426
Occidental Petroleum Corp.	2,170	206,780

		927,587

Oil & Gas Services (2.1%)
National Oilwell Varco, Inc.	2,875	223,876

Packaging & Containers (2.1%)
Rock-Tenn Co., Class A	2,160	228,031

Pharmaceuticals (2.3%)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,630	244,649

Retail (7.9%)
Bed Bath & Beyond, Inc.(a)	3,075	211,560
Coach, Inc.	3,930	195,164
Kohl’s Corp.	4,250	241,400
Nordstrom, Inc.	3,405	212,642

		860,766

Semiconductors (1.9%)
Intel Corp.	8,065	208,158

Software (4.1%)
Microsoft Corp.	5,300	217,247

24	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2014

	Shares	Fair Value
Software (4.1%) (continued)
Oracle Corp.	5,595	$228,891

		446,138

Telecommunications (4.2%)
AT&T, Inc.	6,510	228,306
CenturyLink, Inc.	6,810	223,640

		451,946

Transportation (2.1%)
Union Pacific Corp.	1,195	224,254

TOTAL COMMON STOCKS (COST $8,754,101)		10,726,004

SHORT TERM INVESTMENTS (1.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	125,984	125,984

TOTAL SHORT TERM INVESTMENTS (COST $125,984)		125,984

TOTAL INVESTMENTS (COST $8,880,085)	100.0%	10,851,988

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.0%(b)	68

NET ASSETS	100.0%	$10,852,056

(a)	Non-Income Producing Security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes to the financial statements are an integral part of these financial statements.

Annual Report | March 31, 2014	25

Statements of Assets and Liabilities

CornerCap Balanced Fund
ASSETS:
Investments, at value (Cost - see below)	$23,456,737
Receivable for investments sold	0
Receivable for fund shares subscribed	4,815
Dividends and interest receivable	80,396

Total assets	23,541,948

LIABILITIES:
Payable for investments purchased	0
Payable for fund shares redeemed	0
Advisory fee payable	15,597
Operating services fee payable	5,849

Total liabilities	21,446

Net assets	$23,520,502

PRICING OF SHARES (NOTE 2):
Net Assets	$23,520,502
Shares Outstanding	1,516,112

Net asset value, offering and redemption price per share	$15.51

NET ASSETS CONSISTS OF:
Paid-in capital	$19,177,460
Accumulated net investment income	100,016
Accumulated net realized gain on investments	1,287,592
Net unrealized appreciation in value of investments	2,955,434

Net assets	$23,520,502

Cost of Investments	$20,501,303

The accompanying notes to the financial statements are an integral part of these financial statements.

26	www.cornercapfunds.com

March 31, 2014

CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$59,707,551	$10,851,988
1,696,111	0
45,289	0
37,058	10,829
61,486,009	10,862,817

1,565,901	0
95,660	0
39,818	6,277
24,886	4,484
1,726,265	10,761
$59,759,744	$10,852,056

$59,759,744	$10,852,056
3,676,526	782,620
$16.25	$13.87

$46,460,887	$8,772,726
0	32,661
4,853,037	74,766
8,445,820	1,971,903
$59,759,744	$10,852,056

$51,261,731	$8,880,085

Annual Report | March 31, 2014	27

Statements of Operations

CornerCap Balanced Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $731, $– and $522)	$367,119
Interest	180,961
Total investment income	548,080

EXPENSES:
Advisory fees	207,389
Operating services fees	62,217
Total expenses	269,606
Less fees waived/reimbursed by investment advisor	(41,478)
Net expenses	228,128
Net investment income	319,952

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,938,644
Long-term capital gains distributions from other investment companies	39,075
Change in unrealized appreciation of investments	932,941
Net gain on investments	2,910,660
Net increase in net assets resulting from operations	$3,230,612

The accompanying notes to the financial statements are an integral part of these financial statements.

28	www.cornercapfunds.com

For the Year Ended March 31, 2014

Corner Cap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$676,265	$214,296
0	0
676,265	214,296

512,056	98,111
256,028	49,056
768,084	147,167
(102,411)	(29,433)
665,673	117,734
10,592	96,562

8,729,108	1,229,947
–	–
5,903,304	1,129,991
14,632,412	2,359,938
$14,643,004	$2,456,500

Annual Report | March 31, 2014	29

Statements of Changes in Net Assets

	Corner Cap Balanced Fund
	Year Ended March 31, 2014	Year Ended March 31, 2013

OPERATIONS:
Net investment income	$319,952	$323,619
Net realized gain on investments	1,938,644	293,341
Long-term capital gains distributions from other investment companies	39,075	–
Change in unrealized appreciation of investments	932,941	737,346
Net increase in net assets resulting from operations	3,230,612	1,354,306

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(290,002)	(318,111)
From net realized gain on investments	(830,002)	(339,062)
Total distributions	(1,120,004)	(657,173)

CAPITAL SHARE TRANSACTIONS:
Increase in net assets resulting from capital share transactions (see Note 3)	2,117,524	55,176
Redemption fees	1,894	6
Net increase from capital shares transactions	2,119,418	55,182

Total increase in net assets	4,230,026	752,315

NET ASSETS:
Beginning of year	19,290,476	18,538,161
End of year*	$23,520,502	$19,290,476

*Including accumulated net investment income/(loss) of:	$100,016	$69,828

The accompanying notes to the financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2014	Year Ended March 31, 2013

$10,592	$186,617	$96,562	$77,963
8,729,108	3,287,284	1,229,947	124,696
–	–	–	–
5,903,304	110,675	1,129,991	590,686
14,643,004	3,584,576	2,456,500	793,345

–	(251,823)	(80,252)	(72,572)
(6,390,497)	(1,311,701)	–	–
(6,390,497)	(1,563,524)	(80,252)	(72,572)

14,905,290	11,656,157	311,915	1,879,890
1,568	708	1,001	2,447
14,906,858	11,656,865	312,916	1,882,337

23,159,365	13,677,917	2,689,164	2,603,110

36,600,379	22,922,462	8,162,892	5,559,782
$59,759,744	$36,600,379	$10,852,056	$8,162,892

$0	$(7,836)	$32,661	$16,351

Annual Report | March 31, 2014	31

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23(a)
Net realized and unrealized gain/(loss) on investments	2.09

Total Income from Investment Operations	2.32

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.22)
Distributions from net realized gain on investments	(0.62)

Total Dividends and Distributions to Shareholders	(0.84)

Paid-in Capital from Redemption Fees	0.00(b)

Net asset value, end of year	$15.51

Total return	16.76%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$23,521

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.30%
Expenses	1.10%
Net investment income	1.54%

Portfolio turnover rate	43%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.

The accompanying notes to the financial statements are an integral part of these financial statements.

32	www.cornercapfunds.com

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010

$13.51	$13.65	$12.82	$9.26

0.24	0.24	0.26	0.28
0.78	(0.07)	0.97	3.57

1.02	0.17	1.23	3.85

(0.24)	(0.31)	(0.40)	(0.29)
(0.26)	–	–	–

(0.50)	(0.31)	(0.40)	(0.29)

0.00(b)	0.00(b)	0.00(b)	0.00(b)

$14.03	$13.51	$13.65	$12.82

7.85%	1.47%	9.78%	41.77%

$19,290	$18,538	$18,427	$15,635

1.30%	1.30%	N/A	N/A
1.10%	1.20%(c)	1.30%	1.30%
1.82%	1.64%	2.13%	2.45%

40%	38%	31%	32%

Annual Report | March 31, 2014	33

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.74
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)	0.00(a)(b)
Net realized and unrealized gain/(loss) on investments	4.51

Total Income/(Loss) from Investment Operations	4.51

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	–
Distributions from net realized gain on investments	(2.00)

Total Dividends and Distributions to Shareholders	(2.00)

Paid-in Capital from Redemption Fees	0.00(a)

Net asset value, end of year	$16.25

Total return	33.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$59,760

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.50%
Expenses	1.30%
Net investment income/(loss)	0.02%

Portfolio turnover rate	109%

(a)	Less than $0.005 per share.
(b)	Calculated using the average shares method.
(c)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.

The accompanying notes to the financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010

$12.98	$13.51	$10.57	$5.83

0.10	0.03	(0.07)	(0.07)
1.46	(0.56)	3.01	4.81

1.56	(0.53)	2.94	4.74

(0.13)	–	–	–
(0.67)	–	–	–

(0.80)	–	–	–

0.00(a)	0.00(a)	0.00(a)	0.00(a)

$13.74	$12.98	$13.51	$10.57

12.70%	(3.92)%	27.81%	81.30%

$36,600	$22,922	$22,872	$16,448

1.50%	1.50%	N/A	N/A
1.30%	1.40%(c)	1.50%	1.50%
0.74%	0.30%	(0.62)%	(0.75)%

131%	56%	61%	52%

Annual Report | March 31, 2014	35

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$10.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)	0.12(b)
Net realized and unrealized gain/(loss) on investments	2.97

Total Income/(Loss) from Investment Operations	3.09

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.10)
Distributions from net realized gain on investments	–

Total Dividends and Distributions to Shareholders	(0.10)

Paid-in Capital from Redemption Fees	0.00(d)

Net asset value, end of year	$13.87

Total return	28.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)	$10,852

RATIOS TO AVERAGE NET ASSETS:
Expenses without fees waived/reimbursed	1.50%
Expenses	1.20%
Net investment income/(loss)	0.98%

Portfolio turnover rate	60%

(a)	Prior to July 29, 2010, the CornerCap Large/Mid-Cap Value Fund was known as the CornerCap Contrarian Fund.
(b)	Calculated using the average shares method.
(c)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.20%. Prior to October 1, 2011, the expense cap in place was 1.30%.

The accompanying notes to the financial statements are an integral part of these financial statements.

36	www.cornercapfunds.com

Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011(a)	Year Ended March 31, 2010

$10.07	$10.41	$9.16	$5.28

0.10	0.08	0.02	(0.02)
0.81	(0.34)(c)	1.23	3.91

0.91	(0.26)	1.25	3.89

(0.10)	(0.08)	–	(0.01)
–	–	–	–

(0.10)	(0.08)	–	(0.01)

0.00(d)	0.00(d)	0.00(d)	0.00(d)

$10.88	$10.07	$10.41	$9.16

9.16%	(2.42)%	13.65%	73.72%

$8,163	$5,560	$3,955	$4,003

1.50%	1.50%	1.50%	N/A
1.20%	1.25%(e)	1.38%	1.50%
1.20%	0.98%	0.24%	(0.25)%

43%	35%	136%	69%

Annual Report | March 31, 2014	37

Notes to Financial Statements
March 31, 2014

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open-end funds, closed-end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, and are priced based upon valuations provided by a recognized independent, third-party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the

38	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2014

Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the year ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2010-2013 and as of and during the year ended March 31, 2014, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Annual Report | March 31, 2014	39

Notes to Financial Statements
March 31, 2014

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,474,108	$–	$–	$14,474,108
Exchange Traded Funds	878,047	–	–	878,047
Open-End Funds	416,651	–	–	416,651
Closed-End Funds	695,510	–	–	695,510
Corporate Bonds	–	5,589,876	–	5,589,876
Municipal Bonds	–	478,020	–	478,020
Certificates of Deposit	–	250,266	–	250,266
Short Term Investments	674,259	–	–	674,259
Total	$17,138,575	$6,318,162	$–	$23,456,737

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$57,252,240	$–	$–	$57,252,240
Short Term Investments	2,455,311	–	–	2,455,311
Total	$59,707,551	$–	$–	$59,707,551

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,726,004	$–	$–	$10,726,004
Short Term Investments	125,984	–	–	125,984
Total	$10,851,988	$–	$–	$10,851,988

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2014.

For the year ended March 31, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.

40	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2014

3. SHARES OF BENEFICIAL INTEREST

On March 31, 2014, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2014	March 31, 2014	March 31, 2013	March 31, 2013
	Shares	Value	Shares	Value
Shares Sold	202,958	$3,043,461	161,004	$2,118,064
Shares Issued in Reinvestment of Dividends	75,175	1,118,606	50,608	656,388
Total	278,133	4,162,067	211,612	2,774,452
Less Shares Redeemed	(137,286)	(2,044,543)	(208,194)	(2,719,276)
Net Increase	140,847	$2,117,524	3,418	$55,176

CornerCap Small-Cap Value Fund:

	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2014	March 31, 2014	March 31, 2013	March 31, 2013
	Shares	Value	Shares	Value
Shares Sold	1,292,968	$19,084,847	973,662	$12,681,909
Shares Issued in Reinvestment of Dividends	399,869	6,369,919	125,800	1,562,441
Total	1,692,837	25,454,766	1,099,462	14,244,350
Less Shares Redeemed	(680,126)	(10,549,476)	(201,842)	(2,588,193)
Net Increase	1,012,711	$14,905,290	897,620	$11,656,157

Annual Report | March 31, 2014	41

Notes to Financial Statements
March 31, 2014

CornerCap Large/Mid-Cap Value Fund:

	Year Ended March 31, 2014	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2013
	Shares	Value	Shares	Value
Shares Sold	270,147	$3,304,555	220,410	$2,107,876
Shares Issued in Reinvestment of Dividends	6,038	79,037	7,466	72,572
Total	276,185	3,383,592	227,876	2,180,448
Less Shares Redeemed	(243,894)	(3,071,677)	(29,408)	(300,558)
Net Increase	32,291	$311,915	198,468	$1,879,890

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2014 and March 31, 2013 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2014	2013
Ordinary Income	$420,002	$386,549
Long-term capital gains	700,002	270,624
Total	$1,120,004	$657,173

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2014	2013
Ordinary Income	$4,603,756	$498,868
Long-term capital gains	1,786,741	1,064,656
Total	$6,390,497	$1,563,524

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2014	2013
Ordinary Income	$80,252	$72,572
Total	$80,252	$72,572

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Notes to Financial Statements
March 31, 2014

For the year ended March 31, 2014, each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of the differing book/tax treatment of investments in partnerships and net operating losses.

	Paid-in Capital	Increase/(Decrease) Net Investment Income	Increase/(Decrease) Accumulated Net Realized Gain
CornerCap Balanced Fund	$0	$238	$(238)
CornerCap Small-Cap Value Fund	49	(2,756)	2,707
CornerCap Large/Mid-Cap Value Fund	0	0	0

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$548,503	$2,910,874	$32,661
Accumulated net realized gain on investments	839,105	1,942,163	74,766
Net unrealized appreciation on investments	2,955,434	8,445,820	1,971,903
Total	$4,343,042	$13,298,857	$2,079,330

As of March 31, 2014, the Funds had no capital loss carryforwards to reduce the Funds’ taxable income arising from future net realized gains on investments.

During the year ended March 31, 2014, the following Fund utilized capital loss carryovers of:

CornerCap Large/Mid-Cap Value Fund	$1,155,181

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2014, were as follows:

	CornerCap Balanced Fund	CornerCap Small- Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$3,118,491	$9,079,524	$2,070,763
Gross unrealized depreciation (excess of tax cost over value)	(163,057)	(633,704)	(98,860)
Net unrealized appreciation	$2,955,434	$8,445,820	$1,971,903
Cost of investments for income tax purposes	$20,501,303	$51,261,731	$8,880,085

Annual Report | March 31, 2014	43

Notes to Financial Statements
March 31, 2014

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds’ investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.50% and 0.50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation

CornerCap Balanced Fund	1.10%
CornerCap Small-Cap Value Fund	1.30%
CornerCap Large/Mid-Cap Value Fund	1.20%

The contractual agreements cannot be terminated prior to August 1, 2014 without the Board of Trustees’ approval.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Adviser.

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Notes to Financial Statements
March 31, 2014

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended March 31, 2014, excluding U.S. government and agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold

CornerCap Balanced Fund	$ 10,205,905	$ 8,313,591
CornerCap Small-Cap Value Fund	61,605,052	53,563,399
CornerCap Large/Mid-Cap Value Fund	6,297,957	5,732,740
Investment Transactions in U.S. Government Obligations for the year ended March 31, 2014 were as follows:
Fund	Purchases of Securities	Proceeds from Sales of Securities

CornerCap Balanced Fund	$ 0	$ 250,000

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2014, Charles Schwab & Co. held approximately 53.41%, 70.61% and 68.04% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), modifying Accounting Standards Codification (“ASC”) 946. The modifications were a result of a joint effort by the FASB and the International Accounting Standards Board to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement. ASU 2013-08 requires reporting entities to disclose that it is an investment company and is applying the guidance as set forth in ASC 946, to disclose any changes in, and the reasons for, its status as an investment company and to disclose information related to whether it has provided or is

Annual Report | March 31, 2014	45

Notes to Financial Statements
March 31, 2014

contractually required to provide financial support to any of its investees. The effective date of ASU 2013-08 is for interim and annual periods beginning after December 15, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have to the financial statement amounts and footnote disclosures, if any.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund (the “Funds”), as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CornerCap Group of Funds as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, LTD.

Cleveland, Ohio

May 27, 2014

Annual Report | March 31, 2014	47

Additional Information (Unaudited)
March 31, 2014

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds for serving as an officer or Trustee of the Funds. Effective November 14, 2013, each Independent Trustee receives $3,000 for each Trustees meeting attended in-person and $2,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,000 per Audit Committee meeting, and the Audit Committee Chairman is paid $2,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year.

4. TAX DESIGNATIONS

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2013, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage

CornerCap Balanced Fund	65.09%
CornerCap Small-Cap Value Fund	12.28%
CornerCap Large/Mid Cap Fund	100.00%

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Additional Information (Unaudited)
March 31, 2014

For the year ended December 31, 2013, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information should have already been reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage

CornerCap Balanced Fund	64.71%
CornerCap Small-Cap Value Fund	12.20%
CornerCap Large/Mid Cap Fund	100.00%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Balanced Fund and CornerCap Small-Cap Value Fund designated $700,002 and $1,786,741 respectively, as long-term capital gain dividends.

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Age and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Thomas E. Quinn Age: 68 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel.	None

Annual Report | March 31, 2014	49

Additional Information (Unaudited)
March 31, 2014

INDEPENDENT TRUSTEES

Name, Age and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard L. Boger Age: 67	Trustee since 1992	3

President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991- present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013), Heathland Holdings, LLLP (2004-Present), and General Partner, Shawnee Meadow Holdings, LLLP (2004-Present) (real estate and related companies).

				Director, Gray Television, Inc., since 1991

Laurin M. McSwain Age: 63	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass, (2003- present).	None

Leslie W. Gates Age: 58	Trustee since 2006	3	Retired, 2005.	None

G. Harry Durity Age: 66	Trustee (1992- 2004, since 2010)	3	Director, Overland Solutions, Inc. (Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005; Director, Alexander Mann Solutions (Private Company).	Director, WebSite Pros, Inc.

*	All Independent Trustees can be contacted via the Funds at:
1290 Broadway, Suite 1100, Denver, CO 80203.

50	www.cornercapfunds.com

Additional Information (Unaudited)
March 31, 2014

OFFICERS

Name, Age and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard T. Bean Age: 51 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds since 1996	N/A	Vice President of the Funds, Portfolio Manager, CornerCap Investment Counsel.	N/A

John A. Hackney Age: 47 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	N/A

Gene A. Hoots Age: 74 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Annual Report | March 31, 2014	51

Notes

52	www.cornercapfunds.com

Notes

Annual Report | March 31, 2014	53

CORNERCAP®
GROUP OF FUNDS

www.cornercapfunds.com

888-813-8637

ALPS
A DST Company

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for CornerCap Funds' shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant’s Code of Ethics was filed as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR on June 6, 2008. There have been no amendments to the Code of Ethics since it was last filed.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $24,500 and $25,600, respectively.

(b)

Audit-Related Fees: In registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively. For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)

Tax Fees: For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for tax services were $5,250 and $5,250, respectively. For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 and $0, respectively.

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(d)

All Other Fees: For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively. For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees: For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 and $0, respectively. For the registrant’s fiscal years ended March 31, 2013 and March 31, 2014, the aggregate non-audit fees billed to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant’s principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant’s Form N-CSR for its fiscal year ended March 31, 2011, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	May 30, 2014

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